DEFERRED COMPENSATION/NQDC (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)	2,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued	$ 180,000
Deferred Compensation Arrangement with Individual, Recorded Liability		947,474	884,474
Deferred Compensation Share-based Arrangements, Liability, Current	$ 784,474